MARKETABLE SECURITIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfAvailableforsaleFinancialAssetsLineItems [Line Items]
Marketable securities, beginning	$ 2,597	$ 4,277
Additions	231	0
Dispositions	(1,758)	0
Gain (loss) recorded in other comprehensive loss	705	(1,680)
Marketable securities, ending	1,775	2,597
Silver One Resources Inc.
DisclosureOfAvailableforsaleFinancialAssetsLineItems [Line Items]
Marketable securities, beginning	990	2,280
Additions	60	0
Dispositions	(1,758)	0
Gain (loss) recorded in other comprehensive loss	708	(1,290)
Marketable securities, ending	0	990
Gainey Capital Corp.
DisclosureOfAvailableforsaleFinancialAssetsLineItems [Line Items]
Marketable securities, beginning	0
Additions	171	0
Dispositions	0	0
Gain (loss) recorded in other comprehensive loss	(97)
Marketable securities, ending	74	0
Other Marketable Securities
DisclosureOfAvailableforsaleFinancialAssetsLineItems [Line Items]
Marketable securities, beginning	1,607	1,997
Additions	0	0
Dispositions	0	0
Gain (loss) recorded in other comprehensive loss	94	(390)
Marketable securities, ending	$ 1,701	$ 1,607